Equity (Details 1) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Equity [Abstract]
Warrants outstanding - beginning balance	125,000	125,000
Weighted average exercise price, beginning	$ 20.0	$ 20.0
Issued		0
Weighted average exercise price, warrants issued		$ 0
Exercised	0	0
Weighted average exercise price, warrants exercised	$ 0	$ 0
Expired		0
Weighted average exercise price, warrants expired		$ 0
Warrants outstanding - ending balance	125,000	125,000
Weighted average exercise price, ending	$ 20.0	$ 20.0
Warrants exercisable	125,000
Weighted average exercise price, warrants exercisable	$ 20.0